Concentration of Risk (Details) - Schedule of Major Vendors - Supplier Concentration Risk [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Percentage of Purchase [Member] | Megaphoton [Member]
Schedule of Major Vendor [Line Items]
Major Vendors Percentage	10.00%	15.00%	10.00%	14.00%		49.00%
Percentage of Purchase [Member] | Uninet Global Inc [Member]
Schedule of Major Vendor [Line Items]
Major Vendors Percentage	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Percentage of Purchase [Member] | Vendor A [Member]
Schedule of Major Vendor [Line Items]
Major Vendors Percentage	29.00%	68.00%	48.00%	55.00%	52.00%	20.00%
Percentage of Purchase [Member] | Vendor E [Member]
Schedule of Major Vendor [Line Items]
Major Vendors Percentage	57.00%		38.00%
Percentage of Purchase [Member] | Vendor D [Member]
Schedule of Major Vendor [Line Items]
Major Vendors Percentage		10.00%		14.00%
Percentage of Account Payable [Member] | Megaphoton [Member]
Schedule of Major Vendor [Line Items]
Major Vendors Percentage			53.00%		62.00%	53.00%
Percentage of Account Payable [Member] | Uninet Global Inc [Member]
Schedule of Major Vendor [Line Items]
Major Vendors Percentage			23.00%		20.00%	27.00%
Percentage of Account Payable [Member] | Vendor A [Member]
Schedule of Major Vendor [Line Items]
Major Vendors Percentage			10.00%		10.00%	14.00%
Percentage of Account Payable [Member] | Vendor E [Member]
Schedule of Major Vendor [Line Items]
Major Vendors Percentage			11.00%
Percentage of Account Payable [Member] | Vendor D [Member]
Schedule of Major Vendor [Line Items]
Major Vendors Percentage					10.00%